Pension and Postretirement Benefits - Schedule of Expected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan, Expected Future Benefit Payments, Maturity [Line Items]
2013	$ 18,313
2014	9,402
2015	9,672
2016	10,020
2017	10,580
2018-2022	50,534
Total	108,521
Pensions (including monthly financial support) [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Maturity [Line Items]
2013	5,056
2014	4,203
2015	4,182
2016	4,208
2017	4,231
2018-2022	19,300
Total	41,180
Other benefits [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Maturity [Line Items]
2013	13,257
2014	5,199
2015	5,490
2016	5,812
2017	6,349
2018-2022	31,234
Total	67,341
Other postretirement benefit obligations [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Maturity [Line Items]
2013	1,731
2014	1,837
2015	1,899
2016	1,968
2017	2,007
2018-2022	10,659
Total	$ 20,101